Note 6 - Allowance for Loan Losses and Credit Quality Information - Impaired Loans and Related Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related allowance	$ 794	$ 1,073
Recorded investment	3,696	4,274
Unpaid principal balance	5,923	6,815
Average recorded investment	4,477	4,632
Interest income recognized	175	194
Specific reserves	794	1,073
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	458	415
Unpaid principal balance, with no related allowance	477	415
Average recorded investment, with no related allowance	465	414
Interest income recognized, with no related allowance	21	24
Recorded investment, with related allowance	768	1,108
Unpaid principal balance, with related allowance	768	1,108
Related allowance	98	192
Average recorded investment, with related allowance	859	878
Interest income recognized, with related allowance	5	31
Recorded investment	1,226	1,523
Unpaid principal balance	1,245	1,523
Average recorded investment	1,324	1,292
Interest income recognized	26	55
Specific reserves	98	192
Commercial Real Estate Portfolio Segment [Member]
Related allowance	451	441
Specific reserves	451	441
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Recorded investment, with no related allowance	0	35
Unpaid principal balance, with no related allowance	0	51
Average recorded investment, with no related allowance	27	38
Interest income recognized, with no related allowance	0	0
Recorded investment, with related allowance	201	0
Unpaid principal balance, with related allowance	201	0
Related allowance	21	0
Average recorded investment, with related allowance	82	155
Interest income recognized, with related allowance	7	0
Recorded investment	201	35
Unpaid principal balance	201	51
Average recorded investment	109	193
Interest income recognized	7	0
Specific reserves	21	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Recorded investment, with no related allowance	25	25
Unpaid principal balance, with no related allowance	1,682	1,682
Average recorded investment, with no related allowance	81	26
Interest income recognized, with no related allowance	106	96
Recorded investment, with related allowance	1,085	1,304
Unpaid principal balance, with related allowance	1,085	1,304
Related allowance	430	441
Average recorded investment, with related allowance	1,673	1,715
Interest income recognized, with related allowance	0	0
Recorded investment	1,110	1,329
Unpaid principal balance	2,767	2,986
Average recorded investment	1,754	1,741
Interest income recognized	106	96
Specific reserves	430	441
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance	515	414
Unpaid principal balance, with no related allowance	515	414
Average recorded investment, with no related allowance	510	406
Interest income recognized, with no related allowance	14	7
Recorded investment, with related allowance	341	466
Unpaid principal balance, with related allowance	341	483
Related allowance	172	263
Average recorded investment, with related allowance	395	457
Interest income recognized, with related allowance	9	14
Recorded investment	856	880
Unpaid principal balance	856	897
Average recorded investment	905	863
Interest income recognized	23	21
Specific reserves	172	263
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance		0
Unpaid principal balance, with no related allowance		0
Average recorded investment, with no related allowance		100
Interest income recognized, with no related allowance		0
Recorded investment, with related allowance	303	507
Unpaid principal balance, with related allowance	854	1,358
Related allowance	73	177
Average recorded investment, with related allowance	385	443
Interest income recognized, with related allowance	13	22
Recorded investment	303	507
Unpaid principal balance	854	1,358
Average recorded investment	385	543
Interest income recognized	13	22
Specific reserves	$ 73	$ 177